SCHEDULE OF POTENTIAL SHARES OF COMMON STOCK EXCLUDED FROM DILUTED NET (LOSS) INCOME PER SHARE (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Purchase an aggregate shares	27,143,320	4,008,139	20,531,372
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Purchase an aggregate shares	3,443,099	4,008,139	3,642,958
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Purchase an aggregate shares	208,000		180,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Purchase an aggregate shares	23,492,221		16,708,414